ACTIVE M, MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M EMERGING MARKETS EQUITY FUND

ACTIVE M INTERNATIONAL EQUITY FUND

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

NORTHERN ENGAGE360TM FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MAY 22, 2023 TO THE FUNDS’ PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED

Christopher E. Vella is no longer a portfolio manager of the Funds. All references to Christopher E. Vella in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES — Active M Emerging Markets Equity Fund — Management” beginning on page 165 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M Emerging Markets Equity Fund. Kelly Finegan and Kaz Sikora, each a Senior Vice President of NTI, have been managers of the Fund since May 2023. Ashmore Investment Management Limited, Axiom Investors LLC and Westwood Global Investments, LLC each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES — Active M International Equity Fund — Management” on page 170 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M International Equity Fund. Kelly Finegan and Kaz Sikora, each a Senior Vice President of NTI, have been managers of the Fund since May 2023. Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager Emerging Markets Debt Opportunity Fund — Management” on page 177 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Emerging Markets Debt Opportunity Fund. Luis Diez, a Senior Vice President of NTI, and Neal Barrett, a Vice President of NTI, have been managers of the Fund since May 2023. Ashmore Investment Management Limited, Global Evolution USA, LLC and MetLife Investment Management, LLC each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager Global Listed Infrastructure Fund — Management” on page 181 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Multi-Manager Global Listed Infrastructure Fund. Kelly Finegan, a Senior Vice President of NTI, and Jim Hardman, a Vice President of NTI, have been managers of the Fund since May 2023. First Sentier Investors (Australia) IM Ltd, KBI Global Investors (North America), Ltd., and Lazard Asset Management LLC each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

5.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Management” beginning on page 185 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Global Real Estate Fund. Kelly Finegan, a Senior Vice President of NTI, and Jim Hardman, a Vice President of NTI, have been managers of the Fund since May 2023. Janus Henderson Investors US LLC (formerly Janus

NORTHERN FUNDS PROSPECTUS

ACTIVE M, MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

Capital Management, LLC) and Massachusetts Financial Services Company each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

6.	The paragraph under the section entitled “FUND SUMMARIES — Multi-Manager High Yield Opportunity Fund — Management” on page 191 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager High Yield Opportunity Fund. Luis Diez, a Senior Vice President of NTI, and Neal Barrett, a Vice President of NTI, have been managers of the Fund since May 2023. Nomura Corporate Research and Asset Management Inc., Polen Capital Credit, LLC and BlackRock Investment Management, LLC (effective February 2023) each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

7.	The paragraph under the section entitled “FUND SUMMARIES — Northern Engage360TM Fund — Management” on page 196 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGERS AND SUB-ADVISERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Northern Engage360TM Fund. Luis Diez and Kelly Finegan, each a Senior Vice President of NTI, have been managers of the Fund since June 2022 and May 2023, respectively. Ariel Investments, LLC, Aristotle Capital Management, LLC, Boston Common Asset Management, LLC, EARNEST Partners, LLC, and Mar Vista Investment Partners, LLC each serves as sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

8.	The first paragraph under the section entitled “FUND MANAGEMENT — ACTIVE M/MULTI-MANAGER FUNDS” on page 204 of the Prospectus is deleted and replaced with the following:

The managers for the Active M Emerging Markets Equity Fund and Active M International Equity Fund are Kelly Finegan and Kaz Sikora, each a Senior Vice President of NTI. Ms. Finegan and Mr. Sikora have been managers of the Funds since May 2023. Ms. Finegan joined NTI in 2008 and is a team leader on NTI’s Multi-Manager Investments team. She is also a portfolio manager of the Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund and Northern Engage360TM Fund. Mr. Sikora joined NTI in 2005 and is a team leader on NTI’s Multi-Manager Investments team.

The managers for the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund are Kelly Finegan, a Senior Vice President of NTI, and Jim Hardman, a Vice President of NTI. Ms. Finegan and Mr. Hardman have been managers of the Funds since May 2023. Mr. Hardman joined NTI in 2019 and is a member of NTI’s Multi-Manager Solutions team. Prior to joining NTI, from 2017 to 2019, Mr. Hardman was a portfolio manager with Harrison Street Securities Advisors, LLC, a real estate securities investment advisor.

The managers for the Multi-Manager High Yield Opportunity Fund and Multi-Manager Emerging Markets Debt Opportunity Fund are Luis Diez, a Senior Vice President of NTI, and Neal Barrett, a Vice President of NTI. Messrs. Diez and Barrett have been managers of the Funds since May 2023. Mr. Diez joined NTI in 2006 and is a member of NTI’s Multi-Manager Solutions team. He is also a portfolio manager of the Northern Engage360TM Fund. Mr. Barrett joined NTI in 2016 and is a senior associate analyst on NTI’s Multi-Manager Solutions Investment team.

The managers for the Northern Engage360TM Fund are Luis Diez and Kelly Finegan, each a Senior Vice President of NTI. Mr. Diez and Ms. Finegan have been managers of the Fund since June 2022 and May 2023, respectively.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MM SPT PRO COMBO (5/23)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M EMERGING MARKETS EQUITY FUND

ACTIVE M INTERNATIONAL EQUITY FUND

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

NORTHERN ENGAGE360™ FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MAY 22, 2023 TO THE FUNDS’ SAI DATED JULY 29, 2022, AS SUPPLEMENTED

Christopher E. Vella is no longer a portfolio manager of the Funds. All references to Christopher E. Vella in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 117 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Active M Emerging Markets Equity Fund	Kelly Finegan* and Kaz Sikora*
Active M International Equity Fund	Kelly Finegan* and Kaz Sikora*
Multi-Manager Emerging Markets Debt Opportunity Fund	Luis Diez* and Neal Barrett*
Multi-Manager Global Listed Infrastructure Fund	Kelly Finegan* and Jim Hardman*
Multi-Manager Global Real Estate Fund	Kelly Finegan* and Jim Hardman*
Multi-Manager High Yield Opportunity Fund	Luis Diez* and Neal Barrett*
Northern Engage360™ Fund	Luis Diez and Kelly Finegan*

*	Became a portfolio manager effective May 22, 2023.

2.	The following information, as of April 30, 2023, is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 118 of the SAI:

The table below discloses the accounts within each type of category listed below for which Neal Barrett* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Neal Barrett became a Portfolio Manager of the Multi-Manager Emerging Markets Debt Opportunity Fund and Multi-Manager High Yield Opportunity Fund effective May 22, 2023.

The table below discloses the accounts within each type of category listed below for which Kelly Finegan* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*

Kelly Finegan became a Portfolio Manager of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, Multi-Manager Global Real Estate Fund and Northern Engage360™ Fund effective May 22, 2023.

The table below discloses the accounts within each type of category listed below for which Jim Hardman* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Jim Hardman became a Portfolio Manager of the Multi-Manager Global Listed Infrastructure Fund and Multi-Manager Global Real Estate Fund effective May 22, 2023.

The table below discloses the accounts within each type of category listed below for which Kaz Sikora* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Kaz Sikora became a Portfolio Manager of the Active M Emerging Markets Equity Fund and Active M International Equity Fund effective May 22, 2023.

3.

The following information, as of April 30, 2023, replaces the information with respect to Luis Diez under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 119 of the SAI:

The table below discloses the accounts within each type of category listed below for which Luis Diez* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$234	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*

Luis Diez became a Portfolio Manager of the Northern Engage360 ™ Fund effective June 21, 2022, and of the Multi-Manager Emerging Markets Debt Opportunity Fund and the Multi-Manager High Yield Opportunity Fund effective May 22, 2023.

4.	The following information, as of April 30, 2023, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 130 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Neal Barrett[1]	Multi-Manager Emerging Markets Debt Opportunity Fund	$0
Neal Barrett[1]	Multi-Manager High Yield Opportunity Fund	$1-$10,000
Luis Diez[1]	Multi-Manager Emerging Markets Debt Opportunity Fund	$0
Luis Diez[1]	Multi-Manager High Yield Opportunity Fund	$1-$10,000
Kelly Finegan[1]	Active M Emerging Markets Equity Fund	$0
Kelly Finegan[1]	Active M International Equity Fund	$0
Kelly Finegan[1]	Multi-Manager Global Listed Infrastructure Fund	$0
Kelly Finegan[1]	Multi-Manager Global Real Estate Fund	$0
Kelly Finegan[1]	Northern Engage360™ Fund	$0
Jim Hardman[1]	Multi-Manager Global Listed Infrastructure Fund	$0
Jim Hardman[1]	Multi-Manager Global Real Estate Fund	$0
Kaz Sikora[1]	Active M Emerging Markets Equity Fund	$0
Kaz Sikora[1]	Active M International Equity Fund	$0

[1]	Became a portfolio manager of the Fund effective May 22, 2023.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MM SPT SAI COMBO (5/23)